DEBT	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
DEBT
9. DEBT

NJNG and NJR finance working capital requirements and capital expenditures through the issuance of various long-term debt and other financing arrangements, including unsecured credit and private placement debt shelf facilities. Amounts available under credit facilities are reduced by bank or commercial paper borrowings, as applicable, and any outstanding letters of credit.
Long-term Debt

The following table presents the long-term debt of the Company as of September 30:

(Thousands)			2020	2019
NJNG
First mortgage bonds:		Maturity date:
3.00%	Series OO	August 1, 2041	46,500	46,500
3.15%	Series PP	April 15, 2028	50,000	50,000
3.58%	Series QQ	March 13, 2024	70,000	70,000
4.61%	Series RR	March 13, 2044	55,000	55,000
2.82%	Series SS	April 15, 2025	50,000	50,000
3.66%	Series TT	April 15, 2045	100,000	100,000
3.63%	Series UU	June 21, 2046	125,000	125,000
4.01%	Series VV	May 11, 2048	125,000	125,000
3.50%	Series WW	April 1, 2042	10,300	10,300
3.38%	Series XX	April 1, 2038	10,500	10,500
2.45%	Series YY	April 1, 2059	15,000	15,000
3.76%	Series ZZ	July 17, 2049	100,000	100,000
3.86%	Series AAA	July 17, 2059	85,000	85,000
2.75%	Series BBB	August 1, 2039	9,545	9,545
3.00%	Series CCC	August 1, 2043	41,000	41,000
3.13%	Series DDD	June 30, 2050	50,000	—
3.13%	Series EEE	July 23, 2050	50,000	—
3.33%	Series FFF	July 23, 2060	25,000	—
2.87%	Series GGG	September 1, 2050	25,000	—
2.97%	Series HHH	September 1, 2060	50,000	—
Finance lease obligation-buildings		June 30, 2037	47,597	5,637
Finance lease obligation-meters		Various dates	26,562	29,744
Less: Debt issuance costs			(9,195)	(9,027)
Less: Current maturities of long-term debt			(10,416)	(10,420)
Total NJNG long-term debt			1,147,393	908,779
NJR
3.25%	Unsecured senior notes	September 17, 2022	50,000	50,000
3.20%	Unsecured senior notes	August 18, 2023	50,000	50,000
3.48%	Unsecured senior notes	November 7, 2024	100,000	100,000
3.54%	Unsecured senior notes	August 18, 2026	100,000	100,000
3.96%	Unsecured senior notes	June 8, 2028	100,000	100,000
3.29%	Unsecured senior notes	July 17, 2029	150,000	150,000
3.60%	Unsecured senior notes	July 23, 2032	130,000	—
3.50%	Unsecured senior notes	July 23, 2030	130,000	—
3.25%	Unsecured senior notes	September 1, 2033	80,000	—
3.13%	Unsecured senior notes	September 1, 2031	120,000	—
Less: Debt issuance costs			(3,424)	(2,004)
Less: Current maturities of long-term debt			—	—
Total NJR long-term debt			1,006,576	547,996
Clean Energy Ventures
Solar asset financing obligation		Various dates	122,317	91,401
Less: Current maturities of long-term debt			(16,820)	(10,999)
Total Clean Energy Ventures long-term debt			105,497	80,402
Total long-term debt			$2,259,466	$1,537,177
Annual long-term debt redemption requirements, excluding finance leases, debt issuance costs and solar asset financing obligations, as of September 30, are as follows:

(Thousands)	NJR	NJNG
2021	$—	$—
2022	$50,000	$—
2023	$50,000	$—
2024	$100,000	$70,000
2025	$—	$50,000
Thereafter	$810,000	$972,845

NJNG

First Mortgage Bonds

NJNG and Trustee entered into the Mortgage Indenture, dated September 1, 2014, which secures all of the outstanding First Mortgage Bonds issued by NJNG. The Mortgage Indenture provides a direct first mortgage lien upon substantially all of the operating properties and franchises of NJNG (other than excepted property, such as cash on hand, choses-in-action, securities, rent, natural gas meters and certain materials, supplies, appliances and vehicles), subject only to certain permitted encumbrances. The Mortgage Indenture contains provisions subjecting after-acquired property (other than excepted property and subject to pre-existing liens, if any, at the time of acquisition) to the lien thereof.

NJNG’s Mortgage Indenture does not restrict NJNG’s ability to pay dividends. New Jersey Administrative Code 14:4-4.7 states that a public utility cannot issue dividends, without regulatory approval, if its equity to total capitalization ratio falls below 30 percent. As of September 30, 2020, NJNG’s equity to total capitalization ratio is 53.1 percent and has the ability to issue up to $1.1 billion of FMB under the terms of the Mortgage Indenture.

On April 18, 2019, NJNG completed the remarketing of three FMBs, in the amount of $35.8 million, with a weighted average interest rate of 3.02 percent. The bonds have maturity dates ranging from April 2038 to April 2059. The bonds were previously purchased in lieu of redemption and were being held by the Company.

On July 17, 2019, NJNG entered into a Note Purchase Agreement, under which NJNG issued $100 million of 3.76 percent senior notes due July 17, 2049 and $85 million of 3.86 percent senior notes due July 17, 2059. The senior notes are secured by an equal principal amount of NJNG's FMBs issued under NJNG's Mortgage Indenture.

On August 1, 2019, NJNG completed a remarketing of three existing variable rate FMBs, with a total principal amount of $97 million, which fixed the interest rates of the bonds. NJNG remarketed $46.5 million at 3 percent due August 1, 2041, $41 million at 3 percent due August 2043 and $9.5 million at 2.75 percent due August 1, 2039. EDA Bonds are special, limited obligations of the EDA payable solely from payments made by NJNG pursuant to a Loan Agreement and are secured by the pledge of $97 million principal amount of the FMB issued by the Company.

On May 14, 2020, NJNG entered into a Note Purchase Agreement for $125 million of its senior notes, of which $100 million were at an interest rate of 3.13 percent, maturing in 2050, and $25 million were at an interest rate of 3.33 percent, maturing in 2060. On June 30, 2020, NJNG issued $50 million of 3.13 percent senior notes due June 30, 2050. On July 23, 2020, NJNG issued the remaining $50 million of 3.13 percent senior notes due July 23, 2050 and $25 million of 3.33 percent senior notes due July 23, 2060. The senior notes are secured by an equal principal amount of NJNG’s FMBs issued under NJNG’s Mortgage Indenture.

On September 1, 2020, NJNG entered into and issued a Note Purchase Agreement for $75 million of its senior notes, of which $25 million were at an interest rate of 2.87 percent, maturing in 2050, and $50 million were at an interest rate of 2.97 percent, maturing in 2060. The senior notes are secured by an equal principal amount of NJNG’s FMBs issued under NJNG’s Mortgage Indenture.
Sale Leasebacks

NJNG has entered into a sale leaseback for its headquarters building, which has a 16-year term that expires in June 30, 2037. The present value of the agreement’s lease payments is reflected as a finance lease liability, which are included in utility plant and long-term debt, respectively, on the Consolidated Balance Sheets.

NJNG received $4 million, $9.9 million and $7.8 million for fiscal 2020, 2019 and 2018, respectively, in connection with the sale leaseback of its natural gas meters. NJNG records a finance lease liability that is paid over the term of the lease and has the option to purchase the meters back at fair value upon expiration of the lease. During fiscal 2020, 2019 and 2018, NJNG exercised early purchase options with respect to meter leases by making final principal payments of $1.2 million, $1.1 million and $2.2 million, respectively.

Contractual commitments for finance lease payments, as of the fiscal years ended September 30, are as follows:

(Thousands)	senior note
2021	$54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Subtotal	76,617
Less: Interest component	(2,458)
Total	$74,159

NJR

On July 17, 2019, NJR entered into a Note Purchase Agreement for $150 million of 3.29 percent senior notes due on July 17, 2029. NJR issued $50 million of these senior notes on July 17, 2019 and issued the remaining $100 million of these senior notes on August 15, 2019.

On January 26, 2018, NJR entered into a variable-for-fixed interest rate swap on its $100 million variable rate term loan, which fixed the variable rate at 2.84 percent. The swap terminated on August 16, 2019, which coincided with the maturity of the debt. NJR had no long-term variable-rate debt outstanding as of September 30, 2020 and 2019.

On May 14, 2020, NJR entered into a Note Purchase Agreement for $260 million of its senior notes, of which $130 million are at a fixed interest rate of 3.5 percent, maturing in 2030, and $130 million are at a fixed interest rate of 3.6 percent, maturing in 2032. On July 23, 2020, NJR issued all $260 million of the senior notes. The senior notes are unsecured and guaranteed by certain unregulated subsidiaries of NJR.

On September 1, 2020, NJR entered into and issued a Note Purchase Agreement for $200 million of its senior notes, of which $120 million are at a fixed interest rate of 3.13 percent, maturing in 2031, and $80 million are at a fixed interest rate of 3.25 percent, maturing in 2033. The senior notes are unsecured and guaranteed by certain unregulated subsidiaries of NJR.

Clean Energy Ventures

Clean Energy Ventures received proceeds of $42.9 million and $71.5 million in fiscal 2020 and 2018, respectively, in connection with the sale leaseback of commercial solar assets. Clean Energy Ventures did not receive proceeds related to the sale leaseback of commercial solar assets during fiscal 2019. Clean Energy Ventures enters into transactions to sell the commercial solar assets concurrent with agreements to lease the assets back over a period of five to 15 years. These sale leasebacks arrangements did not qualify for sale treatment and, therefore, are accounted for as a financing arrangement, which are typically secured by the renewable energy facility asset and its future cash flows from SREC and energy sales. ITCs and other tax benefits associated with these solar projects are transferred to the buyer. Clean Energy Ventures continues to operate the solar assets, including related expenses, and retain the revenue generated from SRECs and energy sales, and has the option to renew the lease or repurchase the assets sold at the end of the contract term.
Contractual commitments for the solar financing obligation payments, as of the fiscal years ended September 30, are as follows:

(Thousands)	Lease Payments
2021	$12,928
2022	12,926
2023	13,003
2024	12,904
2025	8,985
Thereafter	47,268
Subtotal	108,014
Less: Interest component	(23,052)
Total	$84,962
Short-term Debt

A summary of NJR’s and NJNG’s short-term bank facilities as of September 30, are as follows:

(Thousands)	2020	2019	Expiration Dates
NJR
Bank revolving credit facilities (1)	$425,000	$425,000	December 2023
Notes outstanding at end of period	$125,350	$25,450
Weighted average interest rate at end of period	1.49%	3.04%
Amount available at end of period (2)	$289,356	$394,800
Bank revolving credit facilities (1)	$250,000	$—	April 2021
Notes outstanding at end of period	$—	$—
Weighted average interest rate at end of period	—%	—%
Amount available at end of period (2)	$250,000	$—
NJNG
Bank revolving credit facilities (3)	$250,000	$250,000	December 2023
Commercial paper outstanding at end of period	$—	$—
Weighted average interest rate at end of period	—%	—%
Amount available at end of period (4)	$249,269	$249,269
(1)Committed credit facilities, which require commitment fees of 0.075 percent on the unused amounts.
(2)Letters of credit outstanding total $10.3 million and $4.8 million as of September 30, 2020 and 2019, respectively, which reduces amount available by the same amount.
(3)Committed credit facilities, which require commitment fees of 0.075 percent on the unused amounts.
(4)Letters of credit outstanding total $731,000 as of September 30, 2020 and 2019, which reduces amount available by the same amount.

Amounts available under credit facilities are reduced by bank or commercial paper borrowings, as applicable, and any outstanding letters of credit. Neither NJNG nor the results of its operations are obligated or pledged to support the NJR credit or debt shelf facilities.

On October 9, 2019, NJR entered into a $350 million Bridge Facility, which was used primarily to finance the Leaf River acquisition. The Bridge Facility accrued interest at the LIBOR rate for a 1-month interest period plus 0.875 percent during the first 180 days, and 1.075 percent after 180 days. Loans under the Bridge Facility were required to be prepaid to the extent of new cash proceeds received upon the issuance of equity of NJR, the incurrence of indebtedness by NJR or its subsidiaries, the disposition of assets by NJR or its subsidiaries or upon other specified events, in each case subject to certain exceptions set forth in the Bridge Facility. As of September 30, 2020, the loan was repaid in full.

NJR

On April 24, 2020, NJR entered into a 364-day $250 million revolving credit facility with an interest rate based on LIBOR plus 1.625 percent. After six months, all outstanding amounts under the credit facility would convert to a term loan and would be due on April 23, 2021. In connection with entry into this credit facility, as of September 30, 2020, all outstanding borrowings under NJR's December 13, 2019, $150 million revolving line of credit facility were repaid. On October 24, 2020, there was no balance outstanding on the $250 million credit facility. As a result, the credit facility was considered terminated.
On June 25, 2018, the $425 million NJR Credit Facility was amended to permit liens and the disposition of assets relating to sale leaseback or other similar tax equity financing arrangements of meter assets or of solar facilities. These transactions are permissible so long as NJR is in compliance with certain covenants both before and after such incurrence, and if no event of default may be caused by such sale leaseback or similar arrangement.

On December 5, 2018, NJR entered into an Amended and Restated Credit Agreement governing a $425 million NJR Credit Facility. The NJR Credit Facility expires on December 5, 2023, subject to two mutual options for a one-year extension beyond that date. The NJR Credit Facility permits the borrowing of revolving loans and swingline loans, as well as the issuance of letters of credit. The NJR Credit Facility also includes an accordion feature, which would allow NJR, in the absence of a default or event of default, to increase from time to time, with the existing or new lenders, the revolving credit commitments under the NJR Credit Facility in minimum increments of $50 million increments up to a maximum of $250 million. Certain of NJR’s unregulated subsidiaries have guaranteed all of NJR’s obligations under the NJR Credit Facility. The credit facility is used primarily to finance its share repurchases, to satisfy Energy Services’ short-term liquidity needs and to finance, on an initial basis, unregulated investments.

As of September 30, 2020, NJR had seven letters of credit outstanding totaling $10.3 million on behalf of Energy Services and Clean Energy Ventures. These letters of credit reduce the amount available under NJR’s committed credit facility by the same amount. NJR does not anticipate that these letters of credit will be drawn upon by the counterparties, and they will be renewed as necessary.

Energy Services’ letters of credit are used for margin requirements for natural gas transactions, collateral and security deposit for retail natural gas sales and expire on dates ranging from December 2020 to September 2021.

Neither NJNG nor the results of its operations are obligated or pledged to support the NJR credit or debt shelf facilities.

NJNG

On December 5, 2018, NJNG entered into an Amended and Restated Credit Agreement governing a $250 million, NJNG Credit Facility. The NJNG Credit Facility expires on December 5, 2023, subject to two mutual options for a one-year extension beyond that date. The NJNG Credit Facility permits the borrowing of revolving loans and swingline loans, as well as the issuance of letters of credit. The NJNG Credit Facility also includes an accordion feature, which would allow NJNG, in the absence of a default or event of default, to increase from time to time, with the existing or new lenders, the revolving credit commitments under the NJNG Credit Facility in minimum increments of $50 million up to a maximum of $100 million.

As of September 30, 2020, NJNG has two letters of credit outstanding for $731,000. NJNG’s letters of credit are used as collateral for remediation projects and expire in August 11, 2021. These letters of credit reduce the amount available under NJNG’s committed credit facility by the same amount. NJNG does not anticipate that these letters of credit will be drawn upon by the counterparty and they will be renewed as necessary.